FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Schedule of sensitivity to a reasonably possible change in USD and EUR exchange rates

		USD - effect on		EUR - effect on
	Change	profit before tax	Change	profit before tax
	in rate, USD	RUB mln	in rate, EUR	RUB mln
2020	+10%	786	+10%	(682)
	-10%	(1,291)	-10%	682
2019	+5%	2,516	+1%	120
	-5%	(2,516)	-1%	(120)
2018	+1%	(176)	+1%	152
	-1%	176	-1%	(152)

Schedule of exposure to credit risk

	December 31,
	2020	2019
Deposits and loans issued	118,594	94,757
Cash and cash equivalents	85,405	38,070
Trade and other receivables	35,031	39,151
Securities held by MTS Bank	21,824	13,273
Mutual funds	10,699	9,349
Assets in Sistema Capital trust management	10,313	8,195
Notes	9,583	15,957
Derivative financial instruments	5,072	370
Contingent consideration	2,631	2,013
Assets under option agreements	228	—
Other	2,196	3,520